Share Based Payment - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2024 USD ($) shares StockOption $ / shares	Mar. 31, 2023 USD ($) shares $ / shares	Mar. 31, 2022 USD ($) shares $ / shares	Mar. 31, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement		335,274
Equity-settled share based payment (refer note 33) | $	$ 36,963,000	$ 35,643,000	$ 36,645,000
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement	829,578	1,455,554	2,413,442
Vesting conditions	Refer notes	Refer notes	Refer notes
RSU exercised during the year	3,383,113	757,821	523,127
Weighted average exercise price | $ / shares	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005
Weighted average contractual life in years	4 years 3 months 18 days	3 years 10 months 24 days	4 years 3 months 18 days
Share based payment expense for options recognized under personnel expenses | $	$ 36,936,000	$ 34,651,000	$ 32,921,000
Restricted Stock Units [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant date fair value of RSUs | $	24	24.25	24.16
Restricted Stock Units [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant date fair value of RSUs | $	$ 55.42	$ 32.62	$ 32.97
At the end of one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	10.00%	10.00%	10.00%
RSUs expiry	expiry of 12 months from the grant date	expiry of 12 months from the grant date	expiry of 12 months from the grant date
At the end of two years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%	20.00%	20.00%
RSUs expiry	expiry of 24 months from the grant date	expiry of 24 months from the grant date	expiry of 24 months from the grant date
At the end of three years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	30.00%	30.00%	30.00%
RSUs expiry	expiry of 36 months from the grant date	expiry of 36 months from the grant date	expiry of 36 months from the grant date
At the end of four years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	40.00%	40.00%	40.00%
RSUs expiry	expiry of 48 months from the grant date	expiry of 48 months from the grant date	expiry of 48 months from the grant date
Vesting Period Of Four Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 4 years	vesting over 4 years	vesting over 4 years
Fully Vested | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
RSU exercised during the year	48,063	163	861
Vesting Option One [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement		0	2,529
Tranche | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement	571,784	1,120,117	1,072,635
Tranche | At the end of one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	12 months from the grant date	12 months from the grant date	12 months from the grant date
Tranche | At the end of two years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 24 months from the grant date	expiry of 24 months from the grant date	expiry of 24 months from the grant date
Tranche | At the end of three years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 36 months from the grant date	expiry of 36 months from the grant date	expiry of 36 months from the grant date
Tranche | At the end of four years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 48 months from the grant date	expiry of 48 months from the grant date	expiry of 48 months from the grant date
Tranche | Vesting Period Of Four Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 4 years	vesting over 4 years	vesting over 4 years
Vesting Option Two [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement			564,541
Vesting Option Two [Member] | At the end of one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%	20.00%	20.00%
RSUs expiry	expiry of 12 months from the grant date	expiry of 12 months from the grant date	expiry of 12 months from the grant date
Vesting Option Two [Member] | At the end of two years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%	20.00%	20.00%
RSUs expiry	expiry of 24 months from the grant date	expiry of 24 months from the grant date	expiry of 24 months from the grant date
Vesting Option Two [Member] | At the end of three years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%	20.00%	20.00%
RSUs expiry	expiry of 36 months from the grant date	expiry of 36 months from the grant date	expiry of 36 months from the grant date
Vesting Option Two [Member] | At the end of four years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%	20.00%	20.00%
RSUs expiry	expiry of 48 months from the grant date	expiry of 48 months from the grant date	expiry of 48 months from the grant date
Vesting Option Two [Member] | At the end to five years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%	20.00%	20.00%
RSUs expiry	expiry of 60 months from the grant date	expiry of 60 months from the grant date	expiry of 60 months from the grant date
Vesting Option Two [Member] | Vesting Period of Two Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 5 years	vesting over 5 years	vesting over 5 years
Tranche Three [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement
Vesting conditions	100% vesting on September 30, 2024
Percentage of maximum shares employees are eligible to receive	150.00%
Tranche Five [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting percentage	100.00%
Tranche Six [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement	209,731		225,816
Vesting conditions	100% vesting on September 30, 2026
Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted	0	0	0
Weighted average exercise price | $ / shares	$ 2,229	$ 2,229	$ 2,229
Weighted average contractual life in years	1 year 4 months 24 days	2 years 4 months 24 days	3 years 4 months 24 days
Description of employee stock options	Each ESOP represents the right to receive one hundred common equity shares of the Group
Equity-settled share based payment (refer note 33) | $		$ 966,000	$ 3,724,000
Simplotel Plan 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement	192	0
Weighted average exercise price | $ / shares	$ 0.12	$ 0.12
Weighted average contractual life in years	10 years
Equity-settled share based payment (refer note 33) | $	$ 1,000	$ 26,000
Simplotel Plan 2015 [Member] | At the end of three years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	remaining 3 years
Simplotel Plan 2015 [Member] | Vesting Period Of One Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	10.00%
Simplotel Plan 2015 [Member] | Vesting Period Of Four Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	40.00%
Vesting conditions	vesting over 4 years
Number of Stock Options Graded | StockOption	192
Simplotel Plan 2015 [Member] | Vesting Period of Two Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%
Simplotel Plan 2015 [Member] | Vesting Period of Three Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	30.00%
Two Thousand And Twenty Two B M F Employee Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement	2,490	0
BMF ESOPs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
RSUs expiry	one third each will vest on completion of one, two and three years from the grant date respectively.
Weighted average exercise price | $ / shares	$ 0.12
Weighted average contractual life in years	10 years 7 months 6 days
Number of Stock Options Graded | StockOption	498
BMF ESOPs [Member] | Vesting Period of Two Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	50.00%
Vesting conditions	vesting over 2 years
Number of Stock Options Graded | StockOption	1,992
BMF ESOPs [Member] | Vesting Period of Three Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 3 years
BMF ESOPs [Member] | Vesting Period of One Year [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	50.00%
BMF ESOPs under BMF Plan 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments granted in share-based payment arrangement	2,490
Weighted average exercise price | $ / shares	$ 0.12
Share based payment expense for options recognized under personnel expenses | $	$ 26,000
Savaari ESOPs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price | $ / shares	$ 0.01
Weighted average contractual life in years	6 years 1 month 6 days
Savaari ESOPs under Savaari Plan 2013 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price | $ / shares	$ 0.01
Savaari ESOPs under Savaari Plan 2013 [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share based payment expense for options recognized under personnel expenses | $	$ 1,000